Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Entity Information
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38974
Entity Registrant Name	Biophytis SA
Entity Incorporation, State or Country Code	I0
Entity Address, Address Line One	Sorbonne University—BC 9
Entity Address, Address Line Two	Bâtiment A 4ème étage
Entity Address, Address Line Three	4 pace Jussieu
Entity Address, Postal Zip Code	75005
Entity Address, City or Town	Paris
Entity Address, Country	FR
Entity Common Stock, Shares Outstanding	135,953,657
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001768946
Amendment Flag	true
Amendment Description	This Amendment No. 1 (“Amendment No. 1”) on Form 20-F/A to the annual report on Form 20-F of Biophytis S.A. for the year ended December 31, 2021 originally filed with the Securities and Exchange Commission on April 21, 2022 (the “Original Form 20-F”), is being filed to restate our consolidated financial statements as of and for the year ended December 31, 2021.
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Auditor Name	Ernst & Young et Autres
Auditor Firm ID	1704
Auditor Location	Paris-La Défense, France
Business Contact
Document Entity Information
Entity Address, Address Line One	Sorbonne University-BC 9
Entity Address, Postal Zip Code	75005
Entity Address, City or Town	Paris
Contact Personnel Name	Stanislas Veillet
City Area Code	33
Local Phone Number	1 44 27 23 00
American Depositary Shares
Document Entity Information
Title of 12(b) Security	American Depositary Shares, each representing 10 ordinary shares
Number of ordinary shares that each ADS represents	10
Trading Symbol	BPTS
Security Exchange Name	NASDAQ
Ordinary shares
Document Entity Information
Title of 12(b) Security	Ordinary shares, €0.20 nominal value per share*
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ